DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares					Fair Value
	COMMON STOCKS — 2.0%
	BANKING - 2.0%
50,000	Popular, Inc. (Cost $3,926,195)				$ 6,350,500

	EXCHANGE-TRADED FUNDS — 53.5%
	EQUITY - 53.5%
139,300	iShares MSCI EAFE ETF				13,006,441
160,000	iShares MSCI Emerging Markets ETF				8,544,000
48,000	iShares MSCI India ETF				2,498,880
185,600	iShares Russell 2000 ETF				44,907,776
111,800	SPDR S&P 500 ETF				74,478,924
201,000	Vanguard FTSE Emerging Markets ETF				10,890,180
156,000	Vanguard FTSE Europe ETF				12,448,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,669,451)				166,775,001

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
665,437	Federal National Mortgage Association Series 67(b),(c) (Cost $41,933)	SOFR30A + 5.886%	1.5290	07/25/38	69,666

	U.S. GOVERNMENT & AGENCIES — 31.0%
	FEDERAL HOME LOAN MORTGAGE CORP. — 0.2%(d)
314	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	313
8,191	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	8,221
224,676	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	221,839
29,501	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	30,479
129,808	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	131,268
85,119	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	88,761
					480,881

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 6.3%(d)
4,741	Federal National Mortgage Association Series 426651	6.5000	03/01/26	$ 4,892
28,602	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	28,419
4,045	Federal National Mortgage Association Series 367023	7.5000	11/01/26	4,052
72,686	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	72,181
9,605	Federal National Mortgage Association Series 367025	8.0000	12/01/26	9,628
172,312	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	170,139
9,366	Federal National Mortgage Association Series 426649	7.0000	02/01/27	9,781
76,362	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	75,650
3,803	Federal National Mortgage Association Series 374925	7.5000	03/01/27	3,817
124,732	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	123,469
88,886	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	87,721
2,205	Federal National Mortgage Association Series 426647	7.5000	06/01/27	2,213
229,503	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	227,599
49,399	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	48,507
450,597	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	442,585
298,877	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	293,785
251,910	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	246,042
428,492	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	418,977
40,661	Federal National Mortgage Association Series 488061	7.0000	04/01/29	42,475
314,712	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	309,084
629,284	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	617,579
756,855	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	742,437
706,526	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	693,382
489,960	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	478,410
59,724	Federal National Mortgage Association Series 504137	7.5000	07/01/29	60,433
26,440	Federal National Mortgage Association Series 504148	7.5000	08/01/29	26,415
374,320	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	365,792
23,806	Federal National Mortgage Association Series 523120	7.0000	01/01/30	24,862
477,765	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	467,500
7,808	Federal National Mortgage Association Series 523123	7.5000	02/01/30	7,838
457,051	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	444,808

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 6.3%(d) (Continued)
114,809	Federal National Mortgage Association Series 573448	6.5000	04/01/31	$ 119,887
538,081	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	522,910
328,365	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	320,440
525,495	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	510,499
465,226	Federal National Mortgage Association Series 695394	5.0000	06/01/33	467,083
163,168	Federal National Mortgage Association Series 850040	6.5000	06/01/36	173,119
80,588	Federal National Mortgage Association Series 931180	5.5000	04/01/39	83,670
417,519	Federal National Mortgage Association Series 953131	4.5000	09/01/39	419,165
2,135,919	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,079,775
1,370,795	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,321,607
1,097,424	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,058,726
522,795	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	473,341
682,529	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	619,381
4,020,113	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,638,173
1,363,834	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,234,262
				19,592,510
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.8%
1,777	Government National Mortgage Association Series 705899	3.5000	01/15/26	1,773
5,873	Government National Mortgage Association Series 5127	4.0000	07/20/26	5,853
77,802	Government National Mortgage Association Series 711631	3.5000	02/15/27	77,322
20,510	Government National Mortgage Association Series 5310	3.5000	02/20/27	20,375
99,162	Government National Mortgage Association Series 705941	3.0000	04/15/27	98,264
59,788	Government National Mortgage Association Series 711651	3.5000	05/15/27	59,411
242,494	Government National Mortgage Association Series 740018	3.5000	07/15/27	240,889
291,544	Government National Mortgage Association Series 744440	3.5000	10/15/27	289,521
186,607	Government National Mortgage Association Series 722012	3.0000	09/15/28	183,948
160,988	Government National Mortgage Association Series 722033	3.0000	06/15/29	158,307
24,443	Government National Mortgage Association Series 626932	3.0000	04/15/30	23,714
67,413	Government National Mortgage Association Series 548539	6.0000	10/15/31	69,730
261,231	Government National Mortgage Association Series 635142	3.0000	11/20/31	251,986
43,772	Government National Mortgage Association Series 636427	6.0000	11/15/34	45,540
55,199	Government National Mortgage Association Series 643754	6.0000	10/15/35	57,441
147,751	Government National Mortgage Association Series 592885	6.0000	05/15/36	155,631
1,312,849	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,410,064

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.8% (Continued)
984,960	Government National Mortgage Association Series 722002	3.5000	03/15/38	$ 929,364
536,678	Government National Mortgage Association Series 767055	3.0000	05/15/38	494,996
398,502	Government National Mortgage Association Series 767066	3.0000	06/15/38	368,217
1,834,610	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,725,896
615,779	Government National Mortgage Association Series 678638	4.5000	08/15/39	623,656
387,752	Government National Mortgage Association Series 678639	5.0000	08/15/39	403,825
1,392,428	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,410,244
112,276	Government National Mortgage Association Series 719894	4.5000	09/15/39	113,712
774,067	Government National Mortgage Association Series 678642	5.0000	09/15/39	806,148
482,056	Government National Mortgage Association Series 678645	4.5000	10/15/39	488,223
398,232	Government National Mortgage Association Series 678646	5.0000	10/15/39	414,740
379,398	Government National Mortgage Association Series 678643	5.5000	11/15/39	399,036
243,292	Government National Mortgage Association Series 678660	5.0000	03/15/40	253,379
286,089	Government National Mortgage Association Series 722009	3.5000	07/15/40	269,132
1,475,201	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,439,928
253,491	Government National Mortgage Association Series 705894	4.5000	11/15/40	256,736
365,591	Government National Mortgage Association Series 705937	4.0000	01/15/42	356,852
1,647,829	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,543,917
36,176	Government National Mortgage Association Series 5302	3.5000	02/20/42	32,837
1,711,952	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,599,235
1,443,409	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,323,106
1,564,873	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,434,444
1,265,152	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,185,371
760,868	Government National Mortgage Association Series 722008	3.0000	08/15/43	691,801
927,685	Government National Mortgage Association Series 722010	3.5000	08/15/43	869,174
589,785	Government National Mortgage Association Series 722011	4.0000	08/15/43	575,671
1,794,448	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,681,278
582,842	Government National Mortgage Association Series 722020	3.0000	12/15/43	526,329
1,621,936	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,519,641
2,866,005	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,685,194
1,696,657	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,589,620
2,217,324	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,077,437
1,449,222	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,300,677
2,273,598	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,050,313

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.8% (Continued)
7,433,969	Government National Mortgage Association Series 626934	3.0000	04/20/45	$ 6,671,701
4,304,294	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,881,545
2,573,265	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,320,429
2,074,752	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,870,926
1,177,132	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,061,479
1,463,594	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,313,523
1,949,607	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,758,026
915,369	Government National Mortgage Association Series 635153	3.0000	12/20/46	821,485
1,787,978	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,607,834
1,774,706	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,592,684
515,353	Government National Mortgage Association Series BC3027	3.0000	03/15/48	464,723
1,932,266	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,737,607
3,015,320	Government National Mortgage Association Series BE1665	4.0000	05/20/48	2,934,268
2,441,416	Government National Mortgage Association Series	4.0000	09/15/48	2,382,948
657,568	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	614,240
775,402	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	724,295
2,548,501	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,487,467
1,778,111	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,735,529
953,720	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	890,880
891,587	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	835,301
				74,296,788
	U.S. TREASURY NOTES — 0.7%
1,000,000	United States Treasury Note	4.3750	05/15/34	1,023,281
1,000,000	United States Treasury Note	4.2500	11/15/34	1,011,407
				2,034,688

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,608,131)			96,404,867

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
Shares				Fair Value
	SHORT-TERM INVESTMENTS — 13.4%
	MONEY MARKET FUNDS - 10.1%
31,355,889	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.00%(e)			$31,355,889

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 3.3%
2,600,000	United States Treasury Bill	3.9800	10/30/25	2,591,515
4,900,000	United States Treasury Bill	3.9900	11/12/25	4,877,098
1,000,000	United States Treasury Bill	3.9200	12/04/25	993,067
1,000,000	United States Treasury Bill	3.9100	12/18/25	991,611
1,000,000	United States Treasury Bill	3.9000	12/26/25	990,791
				10,444,082

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,798.566)			41,799,971

	TOTAL INVESTMENTS - 99.9% (Cost $260,044,276)			$ 311,400,005
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			386,341
	NET ASSETS - 100.0%			$ 311,786,346

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.